CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 19 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

ZK International Group Co., Ltd.
Balance Sheets

	As of September 30,
	2017	2016
ASSETS
Cash and cash equivalent	$55	$-
Due from related parties	-	50,000
Investment in ZK Pipe	5,581,999	-
Total assets	$5,582,054	$50,000

LIABILITIES AND STOCKHOLDERS’ EQUITY
	$-	$-
Total liabilities	-	-

STOCKHOLDERS’ EQUITY
Common stock, $0.001 par value, 50,000,000 shares authorized, 13,068,346 and 9,000,000 shares issued and outstanding, respectively	$-	$-
Additional paid-in capital	5,582,099	50,000
Accumulated deficits	(45)	-
Total stockholders' equity	5,582,054	50,000

Total liabilities and stockholders’ equity	$5,582,054	$50,000

ZK International Group Co., Ltd.
Statements of Operations and Comprehensive income

	For the year ended September 30,
	2017	2016	2015
Operating expenses:
General and administrative expenses	$45	$-	$-

Total operating expenses	45	-	-

Net loss and comprehensive loss	$(45)	$-	$-

Net loss per common share – basic and diluted	$-	$-	$-

Weighted average number of common shares outstanding – basic	10,970,000	9,000,000	9,000,000
Weighted average number of common shares outstanding – diluted	10,973,674	9,000,000	9,000,000

ZK International Group Co., Ltd.
Statements of Cash Flows

	For the year ended September 30,
	2017	2016	2015
Cash flows used in operating activities
Net loss	$(45)	$-	$-
Net cash used in operating activities	(45)	-	-

Cash flows provided by financing activities
Cash received from Share Issuances	5,582,099	-	-
Net cash provided by financing activities	5,582,099	-	-

Cash flows used in financing activities
Cash invested to ZK Pipe	(5,581,999)
Net cash used in financing activities	(5,581,999)	-	-

Increase in cash and cash equivalents	55	-	-
Cash and cash equivalents, beginning of year	-	-	-

Cash and cash equivalents, end of year	$55	$-	-

Supplemental Cash Flows Information:
Income tax paid	$-	$-	-
Interest paid	$-	$-	-

Non-cash investing and financing activities:
Shares issued to founders	$-	$-	50,000

(a) Basis of presentation

The condensed financial information of ZK International Group Co., Ltd, has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

Each of the Company’s PRC subsidiaries has restrictions on its ability to pay dividends to the Company under PRC laws and regulations. The subsidiaries did not pay any dividends to the Company for the years presented.

(b) Investment in ZK Pipe

In 2017, ZK Pipe was advanced $5,581,999, for operating expenses incurred by the Company. These advances have been eliminated in consolidation.

(c) Stockholders’ Equity

On October 12, 2015, 100% of ZK International’s equity, 9,000,000 shares were transferred from ZHENG Jia Jun to five Mainland Chinese beneficial owners, with HUANG Jian Cong holding 45%, WANG Ming Jie holding 20%, WANG Guo Lin holding 20%, WANG Jian Di holding 10% and WANG Yang Ming holding 5%. The Company recorded related party receivables of $50,000 from these individuals in 2015.

As of September 30, 2017, 68.9% of ZK International’s equity interest was hold by the five mainland Chinese beneficial owners, with HUANG Jian Cong holding 31.0%, WANG Ming Jie holding 13.8%, WANG Guo Lin holding 13.8%, WANG Jian Di holding 6.9% and WANG Yang Ming holding 3.4%.

Recapitalization

On December 19, 2016, the Board of Directors of the Company approved i) decrease of par value of the ordinary shares from $1 to no par value,; ii) a 180 for 1 forward stock split whereby every authorized, issued and outstanding ordinary shares was exchanged for 180 new ordinary shares and iii) increase of authorized shares from 9,000,000 to 50,000,000 ordinary shares. As of March 20, 2017, the Recapitalization was complete and effectuated.

Shares Issuances

In December 2016, the Company completed a Regulation S private placement offering pursuant to which the Company received $300,000 from four investors to fund the Company’s operations. The Company issued 1,500,000 ordinary shares at $0.20 per share to these individuals. Boustead served as the placement agent, to whom the Company paid $21,000, representing 7% of the gross proceeds, in placement fee on the funds raised.

In March 2017, the Company completed a Regulation S private placement offering pursuant to which the Company received $1,000,000 from two investors to fund the Company’s operations. The Company issued 1,000,000 ordinary shares at $1.00 per share to these investors. Boustead served as the placement agent, to whom the Company paid $70,000, representing 7% of the gross proceeds, in placement fee on the funds raised.

In May 2017, the Company completed a Regulation S private placement offering and a Regulation D private placement offering pursuant to which the Company received an aggregate of $1,000,000 from six investors to fund the Company’s operations. The Company issued 500,000 ordinary shares at $2.00 per share to these individuals or entities. Boustead served as the placement agent, to whom the Company paid $70,000, representing 7% of the gross proceeds, in placement fee on the funds raised.

On September 1, 2017, the Company completed its IPO of 1,068,346 shares of its common stock at a public offering price of $5.00 per share. The gross proceeds from the offering were approximately $5.3 million before deducting placement agents' commissions and other offering expenses, resulting in net proceeds of approximately $3.4 million. In connection with the offering, the Company's common stock began trading on the NASDAQ Capital Market beginning on September 1, 2017 under the symbol "ZKIN".